Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Change in the Fair Value of the Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities, beginning	$ 14,051,190	$ 17,140,250		$ 17,140,250
Issuance of Public and Private Placement Warrants			21,160,000
Loss upon issuance of Private Placement Warrants			2,175,000
Transfer of Public Warrants to Level 1			(11,471,250)
Change in fair value of derivative warrant liabilities	2,720,810	(10,305,950)	5,276,500	(3,089,060)
Derivative warrant liabilities, ending	$ 16,772,000	$ 6,834,300	$ 17,140,250	$ 14,051,190